Customer Concentration (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The percentage of total revenue recognized, which individually accounted for 10% or more of the Company’s total revenues in one or more of the periods presented below, was as follows:

	Year Ended December 31,
(in thousands)	2019 (1)	2018 (1)	2017 (1)

kaléo	—%	—%	16%
Merck	—%	—%	21%
Biogen	—%	14%	40%
LENSAR	100%	77%	17%

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Total revenues by geographic area are based on the country of domicile of the counterparty to the agreement are as follows:

	Year Ended December 31,
(in thousands)	2019	2018	2017

United States	$15,151	$21,434	$83,143
Europe	3,438	2,451	2,732
Rest of world	12,117	8,143	5,424
Total revenues (1)	$30,706	$32,028	$91,299

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(1) The amounts above exclude product sales in our Pharmaceutical segment and royalty rights held for sale in the Income Generating Assets segment, each of which is included in the Statements of Operations as (Loss) income from discontinued operations. See Note 3, Discontinued Operations Classified as Assets Held for Sale, for additional information.

One customer accounted for more than 10% of accounts receivable, net as of December 31, 2019. A separate customer accounted for more than 10% of accounts receivable, net as of December 31, 2018.